Geographical Sales and Segments	12 Months Ended
Dec. 31, 2019
Segments, Geographical Areas [Abstract]
GEOGRAPHICAL SALES AND SEGMENTS

NOTE 18 – GEOGRAPHICAL SALES AND SEGMENTS

All of the Company's operations are considered by the chief operating decision maker to be aggregated in one reportable operating segment.

Information for the Company's sales by geographical area for the year ended December 31, 2019 and 2018 are as follows:

	For the year ended December 31,
	2019	2018
Domestic Sales	$52,272,434	$60,016,626
International Sales	128,410	196,462
Total	$52,400,844	$60,213,088